Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Schedule of future minimum payments under non-cancellable operating leases with initial terms in excess of one year
Amount
RMB

Year ending December 31,
2013	5,136
2014	2,199
2015	1,398
2016	72
2017 and thereafter	—
Total	8,805